Description of Business and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Description of Business and Summary of Significant Accounting Policies
Note 1	Description of Business and Summary of Significant Accounting Policies

A	Description of Business—

Mann- India Technologies Private Limited was established in May 2000 and is headquartered in New Delhi, India. Mann is a leading software development company with which the advent of technology, has evolved as a mature and fast growing company committed to provide reliable and cost-effective software solutions across industries all over the world.

Mann has its own experienced team of software developers dedicated towards developing various kinds of customized software and mobile application.

Mann’s provides services in the following areas: technology consultancy; business analytics and intelligence; enterprise mobility; enterprise application integration; crypto currency and blockchain implementation; software factory; and IT modernization.

B	Summary of Significant Accounting Policies

i	Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the regulations of the United States Securities and Exchange Commission. The financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity.

ii	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Management has made material estimates primarily with respect to revenue recognition and deferred revenue, provisions required for non-collectible accounts receivable, depreciative lives of our assets, intangible assets, annual impairment reviews of intangible assets, determination of technological feasibility, investments, contingent liabilities, and the provision for income taxes and valuation allowances of our deferred tax liabilities. Actual results may be materially different from those estimates.

iii	Reclassifications

The Company has reclassified certain amounts relating to its prior period results to conform to its current period presentation. These reclassifications have not changed the results of operations of prior periods.

iv	Functional currency

The financial statements are reported in United States Dollar. The functional currency of the Company is Indian Rupees. The translation of the Indian Rupee into United States Dollars is performed for balance sheet accounts using the exchange rates in effect as of the balance sheet date and for the Statements of Operations and Comprehensive Loss using the average exchange rate prevailing during the year. The gains or losses resulting from such translation are reported under accumulated other comprehensive loss, net, as a separate component of equity. Exchange rate differences resulting from foreign exchange transactions settled during the year, including year-end translation of monetary assets and liabilities are recognized in the Statements of Operations and Comprehensive Loss.

v	Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. Such investments are stated at cost, which approximates fair value. Cash and Cash Equivalent includes cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less.

vi	Restricted Cash

The Company’s restricted cash balance consists of time deposits with Bank/financial institutions which are valued at cost and approximate fair value. Interest earned on such investments is included in interest income. The carrying value of our restricted cash was $248,706 and $195,339 as at March 31, 2019 and December 31, 2018, respectively. The balances consist of time deposits pledged with banks for Line of Credit facility taken from Andhra Bank, issuance of overdraft limit.

vii	Accounts Receivable and the Allowance for Doubtful Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. Management specifically analyzes the aging of accounts receivable and historical bad debts, write-offs, customer concentrations, customer credit-worthiness, current economic trends, and changes in our customer payment patterns when evaluating the adequacy of the allowance for doubtful accounts receivable. The Company reviews its allowance for doubtful accounts periodically. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance- sheet credit exposure related to its customers. Allowances for doubtful accounts as on March 31, 2019 was $70,117 and as on December 31, 2018 was $69,794. During the three months ended March 31, 2019 and 2018 there were no Bad debt expenses.

viii	Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation on Property and Equipment is provided on the Declining Balance Method rates over the assets estimated useful lives. Depreciation on additions to/deductions from property, plant & equipment during the year is charged on pro-rata basis from/up to the month in which the asset is available for use/disposed. Repairs and maintenance are charged to expense as incurred and major improvements that extend the life of the asset are capitalized and depreciated over the expected remaining life of the related asset. Gains and losses resulting from sales or retirements are recorded as incurred, at which time related costs and accumulated depreciation are removed from the Company’s accounts. The estimated useful lives applied by the Company for property and equipment are as follows:

Asset Category	Life (yrs.)
Computers and peripherals	3 & 6 years
Furniture and fixtures	10 years
Office equipment’s	5 years
Vehicles	8 years

ix	Intangible Assets

Intangible assets represent the estimated fair value of acquired intangible assets. These purchased intangible assets and internally generated intangible assets include developed technology, software’s and informational databases. We amortize these intangible assets on a straight-line basis over their estimated useful lives, as follows:

Asset Category	Life (yrs.)
Software/ Developed Technology	10 years

X	Capitalized software costs

In accordance with the relevant FASB accounting guidance regarding the development of software to be sold, leased, or marketed, the Company expenses such costs as they are incurred until technological feasibility has been established, at and after which time those costs are capitalized until the product is available for general release to customers. Once the technology feasibility is established as per ASC 985-20, the Company capitalizes costs associated with the acquisition or development of major software for internal and external use in the balance sheet. Costs incurred to enhance our software products, after general market release of the services using the products, is expensed in the period they are incurred. The Company only capitalizes subsequent additions, modifications or upgrades to internal developed software to the extent that such changes allow the software to perform a task it previously did not perform. The Company expenses software maintenance and training costs as incurred. The Company has not capitalized any cost for software development during the three months ended March 31, 2019 and March 31, 2018.

xi	Impairment of long-lived assets and finite life intangibles

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

xii	Investments

The Company’s investments are in debt and equity instruments like Equity in company or Debentures of a company. These investments are accounted for in accordance with the Cost Method option under Financial Accounting Standard Board Accounting Standards Codification (“ASC”) Topic 320 Investments—Debt and Equity Securities, (“Topic 320”). Interest earned on such investments is included in interest income. Investments with original maturities greater than ninety days but less than twelve months are classified as short-term investments. Investments with maturities greater than twelve months from the balance sheet date are classified as long-term investments.

The fair value is represented by original cost on the acquisition date and the net asset value (“NAV”) as quoted, at each reporting period. Gain or loss on the disposal of these investments is calculated using the weighted average cost of the investments sold or disposed and is included in interest and other income.

xiii	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

xiv	Income taxes

Income taxes are accounted under the asset and liability method. The current charge for income tax expense is calculated in accordance with the relevant tax regulations applicable to entity.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if, based on available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

xv	Segment Reporting

Since the Company, from the perspective of its chief operating decision maker, allocates resources and evaluates business performance as a single entity that provides software and related services to various industries on a worldwide basis, the Company reports as a single segment.

xvi	Related Party Transactions

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal stockholders of the Company, its management, members of the immediate families of principal stockholders of the Company and its management and other parties with which the Company may deal where one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions shall be recorded at fair value of the goods or services exchanged. Property purchased from a related party is recorded at the cost to the related party and any payment to or on behalf of the related party in excess of the cost is reflected as compensation or distribution to related parties depending on the transaction.

xvii	Revenue recognition

Revenue is recognized when services are provided to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for our services.

Revenue is measured based on consideration specified in a contract with a customer and excludes discounts and amounts collected on behalf of third parties. The Company recognizes revenue when it satisfies a performance obligation by providing services to a customer.

Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue- producing transaction, that are collected by the Company from a customer, are excluded from revenue.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), specifically ASC 606-10-50-12. This standard provides a single set of guidelines for revenue recognition to be used across all industries and requires additional disclosures. The updated guidance introduces a five-step model to achieve its core principle of the entity recognizing revenue to depict the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted the updated guidance effective January 1, 2017 using the modified retrospective method, however the new standard did not have a material impact on its financial position and results of operations, as it did not change the manner or timing of recognizing revenue.

Revenue from arrangements with customers is recognized based on the Company’s satisfaction of distinct performance obligations identified in each agreement, generally at a point in time as discussed in ASC 606. In instances where multiple performance obligations are identified, the Company allocates the transaction price to each performance obligation based on relative selling prices of each distinct product or service, and recognizes revenue related to each performance obligation at the points in time that each performance obligation is satisfied. The Company’s performance obligation includes providing customization of software’s, selling of licenses, where the Company typically satisfies its performance obligations prior to the submission of invoices to the customer for such services. The Company’s performance obligation for consulting and technical support is delivered on as the work is being performed, which is satisfied prior to invoicing. The Company generally collects payment within 30 to 60 days of completion of the performance obligation and there are no agency relationships.

Software development arrangements involving significant customization, modification or production are accounted for in accordance with the appropriate technical accounting guidance issued by the FASB using the percentage-of- completion method. The Company recognizes revenue using periodic reported actual hours worked as a percentage of total expected hours required to complete the project arrangement and applies the percentage to the total arrangement fee.

Unbilled revenue represent earnings in excess of billings as at the end of the reporting period. Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the statements of operations.

The Company has deferred the revenue and costs attributable to certain process transition activities with respect to its customers where such activities do not represent the culmination of a separate earnings process. Such revenue and costs are subsequently recognized rateably over the period in which the related services are performed. Further, the deferred costs are limited to the amount of the deferred revenues.

xviii	Costs of Services Provided

Costs of services provided consist of data processing costs, customer support costs including personnel costs to maintain our proprietary databases, costs to provide customer call center support, hardware and software expense associated with transaction processing systems and exchanges, telecommunication and computer network expense, and occupancy costs associated with facilities where these functions are performed. Depreciation expense is not included in costs of services provided.

xix	Lease Obligations

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of operating lease liabilities and operating lease liabilities, less current portion in the Company’s unaudited balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. For leases in which the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating lease arrangements is recognized on a straight-line basis over the lease term. The Company has lease agreements with lease and non-lease components, which are accounted for separately.

On January 1, 2019, the date of initial application, the Company adopted, Leases (Topic 842), using the modified retrospective method. The modified retrospective method provides a method of recording those leases which had not expired as of the date of adoption of January 1, 2019. The prior period unaudited financial statements have not been retrospectively adjusted and continues to be reported under Topic 840.

The Company elected the practical expedient permitted under the transition guidance under Topic 842, which amongst other matters, allowed the Company (i) not to apply the recognition requirements to short-term leases (leases with a lease term of 12 months or less), (ii) not to reassess whether any expired or existing contracts are or contain leases, (iii) not to reassess the lease classification for any expired or existing leases, and (iv) not to reassess initial direct costs for any existing leases.

The adoption resulted in the recognition of ROU assets and lease liabilities of $ 592,909, respectively, for operating leases as of January 1, 2019. The adoption had no impact on opening balance of retained earnings.

Refer Note 19 to the unaudited financial statements for details.

xx	Retirement benefits to employees a) Defined contribution plan

In India, the employees receive benefits from a provident fund, where the employer and employees each make monthly contributions to the plan at a pre-determined rate to the Regional Provident Fund Commissioner. Employer’s contribution to the fund is charged as an expense to the statement of operations.

b) Defined benefit plan

In accordance with the Payment of Gratuity Act, 1972, applicable for Indian companies, the Company provides for a lump sum payment to eligible employees, at retirement or termination of employment based on the last drawn salary and years of employment with the Company. The gratuity fund is managed by the company. Current service costs for defined benefit plans are accrued in the period to which they relate. The liability in respect of defined benefit plans is calculated annually by the Company. The Company records annual amounts relating to its defined benefit plans based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The Company’s obligation in respect of the gratuity plan, which is a defined benefit plan, is provided for based on actuarial valuation.

c) Other long-term employee benefits

Benefits under the Company’s leave encashment constitute other long term employee benefits.

The Company’s net obligation in respect of leave encashment is the amount of future benefit that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value, and the fair value of any related assets is deducted. The discount rate is based on the prevailing market yields of Indian government securities as at the reporting date that have maturity dates approximating the terms of the Company’s obligations. The calculation is performed using the projected unit credit method. Any actuarial gains or losses are recognized in profit or loss in the period in which they arise.

xxi	Fair Value Measurement

The Company follows the relevant GAAP guidance regarding the determination and measurement of the fair value of assets/liabilities in which fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction valuation hierarchy which requires an entity to maximize the use of observable inputs when measuring fair value. The guidance describes the following three levels of inputs that may be used in the methodology to measure fair value:

● Level 1 — Quoted prices available in active markets for identical investments as of the reporting date;
● Level 2 — Inputs other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date; and,
● Level 3 — Unobservable inputs, which are to be used in situations where there is little or no market activity for the asset or liability and wherein the reporting entity makes estimates and assumptions related to the pricing of the asset or liability including assumptions regarding risk.

As of March 31, 2019	Level 1	Level 2	Level 3	Total
Assets
Investment	$-		$42,914	$42,914
	$-	$-	$42,914	$42,914

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Investment	$-	$-	$42,716	$42,716
	$-	$-	$42,716	$42,716

Financial instruments not carried at fair value:

The Company’s other financial instruments not carried at fair value consist primarily of accounts receivable, accounts payable and accrued expenses for which fair values approximate their carrying amounts due to their short-term nature.

xxii	Earnings per share

Basic earnings per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the period. For the purposes of calculating diluted earnings per share, the treasury stock method is used for stock-based awards except where the results would be anti-dilutive.

xxii	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Legal costs incurred in connection with such liabilities are expensed as incurred.

xxiv	Recent Relevant Accounting Pronouncements

The following is a brief discussion of recently released accounting pronouncements that are pertinent to the Company’s business:

In August 2018 the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 is intended to improve the effectiveness of ASC 820’s disclosure requirements. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year. The Company has yet to assess the impact that the adoption of this ASU will have on Mann-India income statement and balance sheet.

In February 2018, the FASB issued 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The ASU provides that the stranded tax effects from the Tax Act in accumulated other comprehensive loss may be reclassified to retained earnings. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The adoption of ASU 2018-02 did not impact our financial position, results of operations or cash flows.

In January 2017 the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the FASB eliminated Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities). Instead, under the amendments in this ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. A public business entity filer should adopt the amendments in this ASU for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company has yet to assess the impact that the adoption of this ASU will have on the Company’s income statement and balance sheet.

In November 2016 the FASB issued ASU 2016-18, Statement of Cash Flow (Topic 230) Restricted Cash (A Consensus of the FASB Emerging Issues Task Force) which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The amendments in this ASU require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end- of-period total amounts shown on the statement of cash flows. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The amendments in this ASU should be applied using a retrospective transition method to each period presented. The Company adopted the new guidance on January 1, 2017 with no material impact to its statement of cash flows.

In February 2016, FASB issued ASU No. 2016-02, Leases (Topic 842), which requires the identification of arrangements that should be accounted for as leases. Lease arrangements exceeding a twelve months term should be recognized as assets with corresponding liabilities on the balance sheet of the lessee. This ASU requires recognition of an ROU asset and lease obligation for those leases classified as operating leases under Topic 840, while the income statement will reflect lease expense for operating leases.

The balance sheet amounts recorded for existing operating leases at the date of adoption of this ASU must be calculated using the applicable incremental borrowing rate. The Company adopted Topic 842 as of January 1, 2019 using the modified retrospective method provided by ASU 2018-11. The adoption had a material impact on the Company’s unaudited balance sheets, but did not have a material impact on the Company’s unaudited income statements and unaudited statements of cash flows. The most significant impact was the recognition of ROU assets and lease liabilities for operating leases. Refer Note 19 to the unaudited financial statements for details.

In July 2018, FASB issued ASU No. 2018-11, Leases (Topic 842), which provide entities with an additional (and optional) transition method to adopt the new leases standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current GAAP (Topic 840, Leases). The Company adopted Topic 842 as of January 1, 2019 using this ASU. Refer Note 19 to the unaudited financial statements for details.

Note 1	Description of Business and Summary of Significant Accounting Policies

A	Description of Business—

Mann- India Technologies Private Limited ("Mann-India") was established in May 2000 and is headquartered in New Delhi, India. Mann is a leading software development company with which the advent of technology, has evolved as a mature and fast growing company committed to provide reliable and cost-effective software solutions across industries all over the world.

Mann has its own experienced team of software developers dedicated towards developing various kinds of customized software and mobile application.

Mann-India provides services in the following areas: technology consultancy; business analytics and intelligence; enterprise mobility; enterprise application integration; crypto currency and blockchain implementation; software factory; and IT modernization.

B	Summary of Significant Accounting Policies

i	Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the regulations of the United States Securities and Exchange Commission. The financial statements and accompanying notes are the representations of the Company's management, who are responsible for their integrity and objectivity.

ii	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Management has made material estimates primarily with respect to revenue recognition and deferred revenue, provisions required for non-collectible accounts receivable, depreciative lives of our assets, intangible assets, annual impairment reviews of intangible assets, determination of technological feasibility, investments, contingent liabilities, and the provision for income taxes and valuation allowances of our deferred tax liabilities. Actual results may be materially different from those estimates.

iii	Reclassifications

The Company has reclassified certain amounts relating to its prior period results to conform to its current period presentation. These reclassifications have not changed the results of operations of prior periods.

iv	Functional currency

The financial statements are reported in United States Dollar. The functional currency of the Company is Indian Rupees. The translation of the Indian Rupee into United States Dollars is performed for balance sheet accounts using the exchange rates in effect as of the balance sheet date and for the Statements of Operations and Comprehensive Loss using the average exchange rate prevailing during the year. The gains or losses resulting from such translation are reported under accumulated other comprehensive loss, net, as a separate component of equity. Exchange rate differences resulting from foreign exchange transactions settled during the year, including year-end translation of monetary assets and liabilities are recognized in the Statements of Operations and Comprehensive Loss.

v	Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. Such investments are stated at cost, which approximates fair value. Cash and Cash Equivalent includes cash on hand and on deposit at banking institutions as well asall highly liquid short-term investments with original maturities of 90 days or less.

vi	Restricted Cash

The Company's restricted cash balance consists of time deposits with Bank/financial institutions which are valued at cost and approximate fair value. Interest earned on such investments is included in interest income. The carrying value ofour restricted cash was $195,339 and $143,153 at December 31, 2018 and 2017, respectively. The balances consist of time deposits pledged with banks for Line of Credit facility taken from Andhra Bank, issuance of overdraft limit.

vii	Accounts Receivable and the Allowance for Doubtful Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. Management specifically analyses the aging of accounts receivable and historical bad debts, write-offs, customer concentrations, customer credit-worthiness, current economic trends, and changes in our customer payment patterns when evaluating the adequacy of the allowance for doubtful accounts receivable. The Company reviews its allowance for doubtful accounts periodically. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers. Allowances for doubtful accounts as on December 31, 2018 was 2018 is$ 69,794 (2017: $ 76,066). Bad debt expense was $19,648, and $96,148 for the year ended December 31, 2018, and 2017 respectively.

viii	Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation on Property and Equipment is provided on the Declining Balance Method rates over the assets estimated useful lives. Depreciation on additions to/deductions from property, plant & equipment during the year is charged on pro-rata basis from/up to the month in which the asset is available for use/disposed. Repairs and maintenance are charged to expense as incurred and major improvements that extend the life of the asset are capitalized and depreciated over the expected remaining life of the related asset. Gains and losses resulting from sales or retirements are recorded as incurred, at which time related costs and accumulated depreciation are removed from the Company's accounts. The estimated useful lives applied by the Company for property and equipment are as follows:

Asset Category	Life (yrs.)
Computers and peripherals	3 & 6 years
Furniture and fixtures	10 years
Office equipment's	5 years
Vehicles	8 years

ix	Intangible Assets

Intangible assets represent purchased intangible assets and internally generated intangible assets which includes developed technology, software's and informational databases. We amortize these intangible assets on a straight-line basis over their estimated useful lives, as follows:

Asset Category	Life (yrs.)
Software/ Developed Technology	10 years

x	Capitalized software costs

In accordance with the relevant FASB accounting guidance regarding the development of software to be sold, leased, or marketed, the Company expenses such costs as they are incurred until technological feasibility has been established, at and after which time those costs are capitalized until the product is available for general release to customers. Once the technology feasibility is established as per ASC 985-20, the Company capitalizes costs associated with the acquisition or development of major software for internal and external use inthe balance sheet. Costs incurred to enhance our software products, after general market release of the services using the products, is expensed in the period they are incurred. The Company only capitalizes subsequent additions, modifications or upgrades to internally developed software to the extent that such changes allow the software to perform a task it previously did not perform. The Company expenses software maintenance and training costs as incurred. The Company has not capitalized any cost for software development for the year ended December 31, 2018 (2017: Nil).

xi	Impairment of long-lived assets and finite life intangibles

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

xii	Investments

The Company's investments are in debt and equity instruments like Equity in company or Debentures of a company. These investments are accounted for in accordance with the Cost Method option under Financial Accounting Standard Board Accounting Standards Codification (“ASC”) Topic 320 Investments—Debt and Equity Securities, (“Topic 320”). Interest earned on such investments is included in interest income. Investments with original maturities greater than ninety days but less than twelve months are classified as short-term investments. Investments with maturities greater than twelve months from the balance sheet date are classified as long-term investments.

xiii	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigations, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

xiv	Income taxes

Income taxes are accounted under the asset and liability method. The current charge for income tax expense is calculated in accordance with the relevant tax regulations applicable to entity.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if, based on available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

xv	Segment Reporting

Since the Company, from the perspective of its chief operating decision maker, allocates resources and evaluates business performance as a single entity that provides software and related services to various industries on a worldwide basis, the Company reports as a single segment.

xvi	Related Party Transactions

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal stockholders of the Company, its management, members of the immediate families of principal stockholders of the Company and its management and other parties with which the Company may deal where one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. All transactions shall be recorded at fair value of the goods or services exchanged. Property purchased from a related party is recorded at the cost tothe related party and any payment to or on behalf of the related party in excess ofthe cost is reflected as compensation or distribution to related parties depending on the transaction.

xvii	Revenue recognition

Revenue is recognized when services are provided to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for our services.

Revenue is measured based on consideration specified ina contract with a customer and excludes discounts and amounts collected on behalf of third parties. The Company recognizes revenue when it satisfies a performance obligation by providing services to a customer.

Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Company from a customer, are excluded from revenue.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which applies to company; specifically ASC 606-10-50-12. This standard provides a single set of guidelines for revenue recognition to be used across all industries and requires additional disclosures. The updated guidance introduces a five-step model to achieve its core principle of the entity recognizing revenue to depict the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company adopted the updated guidance effective January 1, 2017 using the modified retrospective method, however the new standard did not have a material impact on its financial position and results of operations, as it did not change the manner or timing of recognizing revenue.

Revenue from arrangements with customers is recognized based on the Company's satisfaction of distinct performance obligations identified in each agreement, generally at a point in time as discussed in ASC 606. In instances where multiple performance obligations are identified, the Company allocates the transaction price to each performance obligation based on relative selling prices of each distinct product or service, and recognizes revenue related to each performance obligation at the points in time that each performance obligation is satisfied. The Company's performance obligation includes providing customization of software's, selling of licenses, where the Company typically satisfies its performance obligations prior tothe submission of invoices to the customer for such services. The Company's performance obligation for consulting and technical support is delivered on as the work is being performed, which is satisfied prior to invoicing. The Company generally collects payment within 30 to 60 days of completion of the performance obligation and there are no agency relationships.

Software development arrangements involving significant customization, modification or production are accounted for in accordance with the appropriate technical accounting guidance issued by the FASB using the percentage-of-completion method. The Company recognizes revenue using periodic reported actual hours worked as a percentage of total expected hours required to complete the project arrangement and applies the percentage to the total arrangement fee.

Unbilled revenue represent earnings in excess of billings as at the end of the reporting period. Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the statements of operations and comprehensive loss.

The Company has deferred the revenue and costs attributable to certain process transition activities with respect to its customers where such activities do not represent the culmination of a separate earnings process. Such revenue and costs are subsequently recognized rateably over the period in which the related services are performed. Further, the deferred costs are limited to the amount of the deferred revenues.

xviii	Costs of Services Provided

Costs of services provided consist of data processing costs, customer support costs including personnel costs to maintain our proprietary databases, costs to provide customer call centre support, hardware and software expense associated with transaction processing systems and exchanges, telecommunication and computer network expense, and occupancy costs associated with facilities where these functions are performed. Depreciation expense is not included in costs of services provided.

xix	Lease Obligations

The Company leases its office space pursuant to long-term, non-cancellable lease agreements, which have been accounted for as operating leases. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent. Accordingly, rent expense incurred in excess of rent paid is reflected as deferred rent.

xx	Retirement benefits to employees

a) Defined contribution plan

In India, the employees receive benefits from a provident fund, where the employer and employees each make monthly contributions to the plan at a pre-determined rate to the Regional Provident Fund Commissioner. Employer's contribution to the fund is charged as an expense to the statement of operations.

b) Defined benefit plan

In accordance with the Payment of Gratuity Act, 1972, applicable for Indian companies, the Company provides for a lump sum payment to eligible employees, at retirement or termination of employment based on the last drawn salary and years of employment with the Company. Current service costs for defined benefit plans are accrued in the period to which they relate. The liability in respect of defined benefit plans is calculated annually by the Company. The Company records annual amounts relating to its defined benefit plans based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The Company's obligation in respect of the gratuity plan, which is a defined benefit plan, is provided for based on actuarial valuation.

c) Other long-term employee benefits

Benefits under the Company's leave encashment constitute other long term employee benefits.

The Company's net obligation in respect of leave encashment is the amount of future benefit that employees have earned in return for their service inthe current and prior periods; that benefit is discounted to determine its present value, and the fair value of any related assets is deducted. The discount rate is based on the prevailing market yields of Indian government securities as at the reporting date that have maturity dates approximating the terms of the Company's obligations. The calculation is performed using the projected unit credit method. Any actuarial gains or losses are recognized in profit or loss in the period in which they arise.

xxi	Fair Value Measurement

The Company follows the relevant GAAP guidance regarding the determination and measurement of the fair value of assets/liabilities in which fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction valuation hierarchy which requires an entity to maximize the use of observable inputs when measuring fair value. The guidance describes the following three levels of inputs that may be used in the methodology to measure fair value:

● Level 1 — Quoted prices available in active markets for identical investments as of the reporting date;

● Level 2 — Inputs other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date; and,

● Level 3 — Unobservable inputs, which are to be used in situations where there is little or no market activity for the asset or liability and wherein the reporting entity makes estimates and assumptions related to the pricing of the asset or liability including assumptions regarding risk.

As of December 31, 2018	Level 1	Level 2	Level 3	Total
Assets
Investment	$-		$42,176	$42,176
	$-	$-	$42,176	$42,176

As of December 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Investment	$-	$-	$-	$-
	$-	$-	$-	$-

Financial instruments not carried at fair value:

The Company's other financial instruments not carried at fair value consist primarily of accounts receivable, accounts payable and accrued expenses for which fair values approximate their carrying amounts due to their short-term nature.

xxii	Earnings per share

Basic earnings per share is computed using the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the period. For the purposes of calculating diluted earnings per share, the treasury stock method is used for stock-based awards except where the results would be anti-dilutive.

xxiii	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount ofthe assessment and/or remediation can be reasonably estimated. Legal costs incurred in connection with such liabilities are expensed as incurred.

xxiv	Recent Relevant Accounting Pronouncements

The following is a brief discussion of recently released accounting pronouncements that are pertinent tothe Company's business:

In August 2018 the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework- Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 is intended to improve the effectiveness of ASC 820's disclosure requirements. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2019, including interim periods within that fiscal year. The Company has yet to assess the impact that the adoption of this ASU will have on Mann- India income statement and balance sheet.

In February 2018, the FASB issued 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The ASU provides that the stranded tax effects from the Tax Act in accumulated other comprehensive loss may be reclassified to retained earnings. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The adoption of ASU 2018-02 did not impact our financial position, results of operations or cash flows.

In January 2017 the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the FASB eliminated Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities). Instead, under the amendments in this ASU, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. A public business entity filer should adopt the amendments in this ASU for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company has yet to assess the impact that the adoption of this ASU will have on the Company's income statement and balance sheet.

In November 2016 the FASB issued ASU 2016-18, Statement of Cash Flow (Topic 230) Restricted Cash (A Consensus of the FASB Emerging Issues Task Force) which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The amendments in this ASU require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The amendments in this ASU should be applied using a retrospective transition method to each period presented. The Company adopted the new guidance on January 1, 2017 with no material impact to its statement of cash flows.

In February 2016 the FASB issued ASU 2016-02, Leases (Topic 842). This new accounting guidance is intended to improve financial reporting about leasing transactions. The ASU affects all companies and other organizations that lease assets such as real estate, airplanes, and manufacturing equipment. The ASU will require organizations that lease assets referred to as “Lessees” to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. An organization is to provide disclosures designed to enable users of financial statements to understand the amount, timing, and uncertainty of cash flows arising from leases. These disclosures include qualitative and quantitative requirements concerning additional information about the amounts recorded in the financial statements. Under the new guidance, a lessee will be required to recognize assets and liabilities for leases with lease terms of more than twelve months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. However, unlike current GAAP which requires only capital leases to be recognized on the balance sheet the new ASU will require both types of leases (i.e., operating and capital) to be recognized on the balance sheet. The FASB lessee accounting model will continue to account for both types of leases. The capital lease will be accounted for in substantially the same manner as capital leases are accounted for under existing GAAP. For operating leases there will have to be the recognition of a lease liability and a lease asset for all such leases greater than one year in term. Public companies will be required to adopt the new leasing standard for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted for all companies and organizations. For calendar year-end public companies, this means an adoption date of January 1, 2019 and retrospective application to previously issued annual and interim financial statements for 2018 and 2017. Lessees with a large portfolio of leases are likely to see a significant increase in balance sheet assets and liabilities. See Note 19 for the Company's current lease commitments. We will adopt Topic 842 effective January 1, 2019.